Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	May 18, 2017
Intangible Assets (Textual)
Amortization expense	$ 0	$ 139		$ 0	$ 415	$ 553	$ 555
Goodwill	$ 3,223			$ 3,223
Impaired of intangible assets of net book value						$ 992
Customer Lists [Member]
Intangible Assets (Textual)
Impairment charges							1,042
Write-down of goodwill							582
Goodwill			$ 1,264				1,264
Labs [Member]
Intangible Assets (Textual)
Goodwill			65				$ 65	$ 65
Write-down non-compete agreements			$ 78